Related party transactions - Non-executive directors ESOP (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Nov. 30, 2019 € / shares	Jun. 30, 2019 € / shares	Jan. 01, 2019 EquityInstruments	Jun. 30, 2018 € / shares	Jun. 30, 2017 € / shares	Dec. 31, 2016 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	4,358,069	4,358,069	3,536,651	2,862,216						2,293,636
Exercise price | € / shares	€ 135.75	€ 135.75	€ 86.32	€ 21.17	€ 113.49	€ 113.49		€ 80.82	€ 18.41
Exercised	419,317		319,671	203,412
Non-executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	70,000	70,000	85,000	15,000
Exercised	4,444		24,972
21.37 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options				15,000
Term				10 years
Exercise price | € / shares				€ 21.37
86.32 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
86.32 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
86.32 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
86.32 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
86.32 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
86.32 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
86.32 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			10,000
Term			10 years
Exercise price | € / shares			€ 86.32
2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised			3,566
2.44 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	54,585	54,585					44,585
2.44 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	64,443	64,443					54,443
2.44 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	20,000	20,000					14,444
Exercise price | € / shares			€ 2.44
Exercised		4,444	10,850
135.75 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
135.75 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
135.75 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
135.75 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
135.75 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
135.75 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
135.75 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	10,000
Term	10 years
Exercise price | € / shares	€ 135.75	€ 135.75
7.17 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares			€ 7.17
Exercised			5,000
80.82 | James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	35,000	35,000	15,000				25,000
Term			10 years
Exercise price | € / shares			€ 80.82
11.38 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 11.38	€ 11.38	€ 11.38
Exercised	4,444		5,556